BORROWINGS - Schedule of Corporate Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2025 USD ($) year	Jun. 30, 2025 CAD ($) year	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($) year	Dec. 31, 2024 CAD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 1			$ 2
Less: Current portion	(866)			(709)
Brookfield Wealth Solutions
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 7			$ 7
Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.60%	5.60%		5.60%	5.60%
Term (years) | year	5	5		5	5
Carrying value	$ 169			$ 240
Estimated fair value	$ 169			$ 240
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.80%	4.80%		5.00%	5.00%
Carrying value	$ 866			$ 431
Estimated fair value	$ 866			$ 431
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.50%	4.50%		4.40%	4.40%
Term (years) | year	12	12		12	12
Carrying value	$ 3,213			$ 3,008
Estimated fair value	$ 3,189			$ 2,991
Hybrid Note
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.37%	5.37%		5.50%	5.50%
Term (years) | year	30	30		30	30
Carrying value	$ 331	$ 250		$ 139
Estimated fair value	332			139
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	4,579			3,818
Estimated fair value	4,556			3,801
Less: Unamortized financing fees	(17)			(18)
Less: Current portion	(866)			(709)
Borrowings	$ 3,697			$ 3,093
Series 4 (C$150) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 150
Interest rate (%)	5.80%	5.80%		5.80%	5.80%
Term (years) | year	11	11		12	12
Carrying value	$ 110			$ 104
Estimated fair value	$ 121			$ 115
Series 9 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount					$ 400
Interest rate (%)	0.00%	0.00%		3.80%	3.80%
Term (years) | year	0	0
Carrying value	$ 0			$ 278
Estimated fair value	$ 0			$ 278
Series 10 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 500
Interest rate (%)	3.60%	3.60%		3.60%	3.60%
Term (years) | year	2	2		2	2
Carrying value	$ 367			$ 348
Estimated fair value	$ 369			$ 349
Series 11 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 475
Interest rate (%)	4.30%	4.30%		4.30%	4.30%
Term (years) | year	4	4		4	4
Carrying value	$ 349			$ 330
Estimated fair value	$ 357			$ 336
Series 12 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 475
Interest rate (%)	3.40%	3.40%		3.40%	3.40%
Term (years) | year	5	5		5	5
Carrying value	$ 349			$ 330
Estimated fair value	$ 345			$ 324
Series 13 (C$300) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 300
Interest rate (%)	4.30%	4.30%		4.30%	4.30%
Term (years) | year	24	24		25	25
Carrying value	$ 220			$ 209
Estimated fair value	$ 194			$ 186
Series 14 (C$425) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 425
Interest rate (%)	3.30%	3.30%		3.30%	3.30%
Term (years) | year	25	25		26	26
Carrying value	$ 312			$ 296
Estimated fair value	$ 232			$ 222
Series 15 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)	5.90%	5.90%		5.90%	5.90%
Term (years) | year	7	7		8	8
Carrying value	$ 294			$ 278
Estimated fair value	$ 325			$ 307
Series 16 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)	5.30%	5.30%		5.30%	5.30%
Term (years) | year	8	8		9	9
Carrying value	$ 294			$ 278
Estimated fair value	$ 313			$ 297
Series 17 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 500
Interest rate (%)	5.30%	5.30%		5.30%	5.30%
Term (years) | year	29	29		29	29
Carrying value	$ 367			$ 348
Estimated fair value	$ 375			$ 361
Series 18 (C$300) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 300
Interest rate (%)	5.00%	5.00%		5.00%	5.00%
Term (years) | year	9	9		10	10
Carrying value	$ 220			$ 209
Estimated fair value	$ 228			$ 216
Series 19 (C$450) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 450
Interest rate (%)	4.50%	4.50%	4.54%	0.00%	0.00%
Term (years) | year	10	10		0	0
Carrying value	$ 331		$ 450	$ 0
Estimated fair value	$ 330			$ 0
Fixed To Fixed Subordinated Notes 1 | Hybrid Note
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 200
Interest rate (%)	5.50%	5.50%		5.50%	5.50%
Term (years) | year	30	30		30	30
Carrying value	$ 147			$ 139
Estimated fair value	$ 147			$ 139
Fixed To Fixed Subordinated Notes 2 | Hybrid Note
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 250
Interest rate (%)	5.40%	5.40%		0.00%	0.00%
Term (years) | year	30	30		0	0
Carrying value	$ 184			$ 0
Estimated fair value	$ 185			$ 0